Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
July 31, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.70% (a)
Banks - 37.64%
Bank of America Corp., Series 02, 3.000% to 08/29/2022 then 3-Month Libor + 0.650%	20,359	$378,270
Bank of America Corp., Series 4, 4.000% to 5/28/2021 then 3-Month Libor + 0.750%	18,571	396,677
Bank of America Corp., Series 5, 4.000% to 08/21/2022 then 3-Month Libor + 0.500%	18,739	394,643
Bank of America Corp., Series E, 4.000% to 08/15/2022 then 3-Month Libor + 0.350%	18,804	390,935
Bank of America Corp., Series GG, 6.000%	14,870	375,765
Bank of America Corp., Series HH, 5.875%	15,104	382,735
Bank of America Corp., Series KK, 5.375%	16,155	396,605
Bank of America Corp., Series LL, 5.000%	17,266	398,154
Bank of America Corp., Series NN, 4.375%	19,441	399,707
Bank of America Corp., Series PP, 4.125%	19,959	398,382
Bank of America Corp., Series QQ, 4.250%	20,143	396,616
Bank of America Corp., Series SS, 4.750%	17,740	383,894
Bank of Hawaii Corp., Series A, 4.375%	236,194	4,676,641
Cullen/Frost Bankers, Inc., Series B, 4.450%	234,575	5,048,054
First Republic Bank/CA, Series J, 4.700%	45,495	969,954
First Republic Bank/CA, Series K, 4.125%	50,794	970,674
First Republic Bank/CA, Series L, 4.250%	50,006	970,116
First Republic Bank/CA, Series M, 4.000%	51,993	954,591
First Republic Bank/CA, Series N, 4.500%	48,036	976,572
JPMorgan Chase & Co., Series DD, 5.750%	30,055	768,807
JPMorgan Chase & Co., Series EE, 6.000% (b)	29,201	775,286
JPMorgan Chase & Co., Series GG, 4.750%	34,601	795,823
JPMorgan Chase & Co., Series JJ, 4.550%	37,970	803,065
JPMorgan Chase & Co., Series LL, 4.625%	37,572	807,422
JPMorgan Chase & Co., Series MM, 4.200% (b)	40,137	808,359
Morgan Stanley, Series A, 4.000% to 10/17/2022 then 3-Month Libor + 0.700%	33,630	689,415
Morgan Stanley, Series E, 7.125% to 10/15/2023 then 3-Month Libor + 4.320%	24,461	642,101
Morgan Stanley, Series F, 6.875% to 01/15/2024 then 3-Month Libor + 3.940%	24,847	653,725
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3-Month Libor + 3.708%	25,356	671,427
Morgan Stanley, Series K, 5.850% to 04/15/2027 then 3-Month Libor + 3.491%	25,852	663,879
Morgan Stanley, Series L, 4.875%	30,442	703,819
Morgan Stanley, Series O, 4.250%	35,461	690,780
Northern Trust Corp., Series E, 4.700%	206,755	4,947,647
State Street Corp, Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108% (b)	90,563	2,331,997
State Street Corp, Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709% (b)	90,021	2,388,257
The PNC Financial Services Group, Inc., Series P, 6.873% to 11/01/2022 then 3-Month Libor + 4.067%	178,338	4,506,601
Truist Financial Corp., Series O, 5.250% (b)	96,692	2,352,516
Truist Financial Corp., Series R, 4.750%	111,055	2,416,557
US Bancorp, Series B, 3.500% to 10/17/2022 then 3-Month Libor + 0.600% (b)	45,957	909,949
US Bancorp, Series K, 5.500%	36,503	904,544
US Bancorp, Series L, 3.750%	51,754	974,010
US Bancorp, Series M, 4.000% (b)	47,959	963,976
US Bancorp, Series O, 4.500%	43,944	929,416
		52,358,363
Capital Markets - 10.79%
KKR & Co., Inc, Series C, 6.000%, 09/15/2023 (b)	75,420	5,279,400
Oaktree Capital Group LLC, Series A, 6.625%	91,035	2,383,296
Oaktree Capital Group LLC, Series B, 6.550%	94,349	2,423,826
The Gabelli Dividend & Income Trust, Series K, 4.250%	235,553	4,923,058
		15,009,580
Diversified Financial Services - 4.55%
Apollo Asset Management, Inc, Series A, 6.375%	30,816	784,884
Apollo Asset Management, Inc, Series B, 6.375%	29,862	780,891
The Charles Schwab Corp., Series D, 5.950%	89,951	2,313,540
The Charles Schwab Corp., Series J, 4.450%	109,706	2,453,026
		6,332,341
Electric - 6.51%
Alabama Power Co, Series A, 5.000%	180,839	4,537,251
Brookfield Renewable Partners LP, Series 17, 5.250%	215,540	4,519,874
		9,057,125
Insurance - 26.27%
Arch Capital Group Ltd., Series F, 5.450%	98,163	2,389,287
Arch Capital Group Ltd., Series G, 4.550%	116,201	2,358,880
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month Libor + 4.253%	30,066	806,370
Athene Holding Ltd., Series B, 5.625% (b)	34,053	829,191
Athene Holding Ltd., Series D, 4.875%	39,967	818,125
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970% Ltd. (b)	29,363	773,421
Axis Capital Holdings Ltd., Series E, 5.500%	204,233	4,779,052
Equitable Holdings, Inc., Series A, 5.250%	104,672	2,489,100
Equitable Holdings, Inc., Series C, 4.300%	123,850	2,480,715
MetLife, Inc., Series A, 4.000% to 09/15/2022 then 3-Month Libor + 1.000%	68,571	1,523,648
MetLife, Inc., Series E, 5.625%	58,567	1,523,913
MetLife, Inc., Series F, 4.750%	66,452	1,587,538
RenaissanceRe Holdings Ltd., Series F, 5.750%	96,692	2,388,292
RenaissanceRe Holdings Ltd., Series G, 4.200%	125,152	2,389,152
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053	62,481	1,549,529
The Allstate Corp., Series H, 5.100%	65,899	1,613,867
The Allstate Corp., Series I, 4.750%	68,107	1,620,947
The Hartford Financial Services Group, Inc., Series G, 6.000%	176,527	4,628,538
		36,549,565
Real Estate Investment Trusts - 10.23%
Kimco Realty Corp., Series L, 5.125%	93,296	2,304,411
Kimco Realty Corp., Series M, 5.250%	93,915	2,365,719
PS Business Parks, Inc., Series X, 5.250%	76,522	1,505,953
PS Business Parks, Inc., Series Y, 5.200%	80,489	1,584,828
PS Business Parks, Inc., Series Z, 4.875%	83,947	1,593,314
Public Storage, Series F, 5.150%	13,190	339,115
Public Storage, Series G, 5.050%	13,359	339,586
Public Storage, Series H, 5.600%	12,608	334,995
Public Storage, Series I, 4.875%	14,003	353,296
Public Storage, Series J, 4.700%	14,498	352,591
Public Storage, Series K, 4.750%	14,298	355,305
Public Storage, Series L, 4.625%	14,514	351,819
Public Storage, Series M, 4.125%	16,337	351,572
Public Storage, Series N, 3.875% (b)	17,702	349,792
Public Storage, Series O, 3.900%	17,921	351,789
Public Storage, Series P, 4.000%	17,576	350,993
Public Storage, Series Q, 3.950%	17,517	350,866
Public Storage, Series R, 4.000%	17,508	347,884
Public Storage, Series S, 4.100%	16,832	341,185
		14,225,013
Savings & Loans - 3.71%
Washington Federal, Inc., Series A, 4.875%	239,934	5,153,782
TOTAL PREFERRED STOCKS (Cost $155,578,448)		138,685,769

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.06%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 2.02% (c)	8,437,954	8,437,954
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,437,954)		8,437,954

SHORT TERM INVESTMENTS - 0.53%
Money Market Deposit Account - 0.53%	Principal Amount
U.S. Bank Money Market Deposit Account, 1.600% (d)	$744,337	744,337
TOTAL SHORT TERM INVESTMENTS (Cost $744,337)		744,337

Total Investments (Cost $164,760,739) - 106.29%		147,868,060
Liabilities in Excess of Other Assets - (6.29)%		(8,753,369)
TOTAL NET ASSETS - 100.00%		$139,114,691

Asset Type	% of Net Assets
Preferred Stocks	99.70%
Investments Purchased with Proceeds From Securities Lending	6.06
Short Term Investments	0.53
Total Investments	106.29
Liabilities in Excess of Other Assets	(6.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate

(a) Securities with no stated maturity date are perpetual in nature.
(b) All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $8,299,428, or 5.97% of net assets. See Note 2.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2022.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$138,685,769	$-	$-	$138,685,769
Investments Purchased with Proceeds From Securities Lending	-	8,437,954	-	8,437,954
Short Term Investments	744,337	-	-	744,337
Total Assets	$139,430,106	$8,437,954	$-	$147,868,060

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31,2022, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$8,299,428	$8,437,954